INCOME TAXES - Components of deferred tax assets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets (liabilities):
Net operating loss carry forward	$ 21,340,000	$ 18,463,000
Stock-based compensation	499,000	1,309,000
Depreciation and amortization	149,000	333,000
Impairment of Intangibles	241,000	222,000
Other	91,000	141,000
Capitalized Research and Development	1,726,000	1,386,000
Lease Liability	49,000	200,000
Tax credits	3,064,000	2,885,000
Deferred tax assets	27,159,000	24,939,000
Intellectual Property	0	(684,000)
ROU Asset	(49,000)	(200,000)
Deferred tax (liability)	(49,000)	(884,000)
Less: Valuation allowance	(27,110,000)	(24,739,000)
Net Deferred Tax Asset / (Liability)	$ 0	$ (684,000)